Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease

17. Lease

The Group’s leasing activities primarily consist of operating leases for administrative offices and branded aesthetic centers. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

The Group recorded ROU assets and lease liabilities as a lessee. As of December 31, 2023 and 2024, ROU assets were RMB118,408 and RMB162,764, respectively. As of December 31, 2023 and 2024, lease liabilities were RMB115,949 and RMB170,105, respectively. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Cash payments for operating leases	60,323	44,170
ROU assets obtained in exchange for operating lease liabilities	101,875	94,078

Future lease payments under operating leases as of December 31, 2024 were as follows:

Operating leases
RMB
Year ending December 31,
2025	50,924
2026	47,757
2027	41,707
2028	37,572
2029 and thereafter	6,084
Total future lease payments	184,044
Less: Imputed interest	(13,939)
Total lease liability balance	170,105

The weighted-average remaining lease term was 4.30 and 4.02 years as of December 31, 2023 and 2024, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2023 and 2024 was 4.51% and 4.03%, respectively.

Operating lease expenses for the years ended December 31, 2022, 2023 and 2024 were RMB44,252, RMB49,505 and RMB54,129, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2022, 2023 and 2024 were RMB5,146, RMB3,498 and RMB6,851, respectively.

The ROU assets in relation to the early terminated leases for the year ended December 31, 2023 and 2024 were RMB666 and RMB1,780, respectively. The leasing liabilities in relation to the early terminated leases for the year ended December 31, 2023 and 2024 were RMB666 and RMB1,939, respectively.

As of December 31, 2023 and 2024, no additional operating leases have not yet commenced.